COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares/Units	Value
COMMON STOCK	116.4%
AUSTRALIA	8.1%
ELECTRIC	1.1%
Spark Infrastructure Group		16,454,821	$24,173,128

INFORMATION TECHNOLOGY	0.8%
NEXTDC Ltd.(a)		1,911,490	16,962,770

REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Charter Hall Group		45,077	404,475
Mirvac Group		285,119	446,951
Stockland		51,588	140,929

			992,355

INDUSTRIALS	0.0%
Goodman Group		11,588	150,035

TOTAL REAL ESTATE			1,142,390

TOLL ROADS	6.1%
Transurban Group(b)		12,630,198	128,965,613

TOTAL AUSTRALIA			171,243,901

AUSTRIA	0.0%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		6,339	187,394

BELGIUM	0.4%
ELECTRIC	0.4%
Elia Group SA/NV		90,275	9,024,660

REAL ESTATE	0.0%
RESIDENTIAL	0.0%
Aedifica SA		1,833	223,865

SELF STORAGE	0.0%
Warehouses De Pauw CVA		3,570	129,916

TOTAL REAL ESTATE			353,781

TOTAL BELGIUM			9,378,441

BRAZIL	1.6%
INFRASTRUCTURE—WATER	0.6%
Cia de Saneamento do Parana		2,615,636	11,848,818

RAILWAYS	0.6%
Rumo SA(a)		3,830,516	13,000,523

		Shares/Units	Value
TOLL ROADS	0.4%
CCR SA		4,219,079	$9,518,640

TOTAL BRAZIL			34,367,981

CANADA	10.9%
ELECTRIC	1.5%
Hydro One Ltd., 144A(c)		1,454,804	30,832,165

INFRASTRUCTURE	4.0%
FREIGHT RAILS	2.8%
Canadian National Railway Co.		556,985	59,318,871

MIDSTREAM—C-CORP	1.2%
Pembina Pipeline Corp.		1,219,255	25,876,720

TOTAL INFRASTRUCTURE			85,195,591

PIPELINES—C-CORP	5.4%
Enbridge, Inc. (USD)(a),(b)		2,424,592	70,832,210
TC Energy Corp.(b)		1,069,520	44,899,679

			115,731,889

REAL ESTATE—OFFICE	0.0%
Allied Properties REIT		6,622	178,287

TOTAL CANADA			231,937,932

CHINA	3.5%
GAS DISTRIBUTION	1.2%
Enn Energy Holdings Ltd. (H Shares)		2,344,221	25,723,716

PIPELINES—C-CORP	0.6%
Beijing Enterprises Holdings Ltd. (H shares)(b)		3,899,500	11,755,712

REAL ESTATE	0.0%
DATA CENTERS	0.0%
GDS Holdings Ltd., ADR (H shares)(a)		1,824	149,258

DIVERSIFIED	0.0%
China Resources Land Ltd. (H shares)		44,000	200,676

FINANCE	0.0%
ESR Cayman Ltd., 144A (H Shares)(a),(c)		75,800	236,679

TOTAL REAL ESTATE			586,613

TELECOMMUNICATION SERVICES	0.0%
China Mobile Ltd. (H shares)		96,500	619,461

TOLL ROADS	1.0%
Jiangsu Expressway Co., Ltd. (H shares)		15,514,000	15,661,378
Zhejiang Expressway Co., Ltd. Class H (H shares)		8,712,000	6,318,269

			21,979,647

		Shares/Units	Value
WATER	0.7%
Guangdong Investment Ltd., (H shares)(b)		8,878,425	$14,116,536

TOTAL CHINA			74,781,685

FRANCE	2.1%
ENERGY—OIL & GAS	0.1%
Total SA		40,237	1,381,842

REAL ESTATE	0.0%
DIVERSIFIED	0.0%
Covivio		2,378	166,980
ICADE		710	39,782

			206,762

NET LEASE	0.0%
ARGAN SA		1,607	157,691

OFFICE	0.0%
Gecina SA		988	130,244

RETAIL	0.0%
Klepierre SA		12,237	171,293

TOTAL REAL ESTATE			665,990

TOLL ROADS	2.0%
Eiffage SA(a)		196,705	16,054,019
Vinci SA(b)		323,870	27,061,448

			43,115,467

TOTAL FRANCE			45,163,299

GERMANY	0.1%
REAL ESTATE
OFFICE	0.0%
Alstria Office REIT AG		13,735	190,989

RESIDENTIAL	0.1%
Deutsche Wohnen SE		12,277	613,595
Instone Real Estate Group AG, 144A(a),(c)		11,804	273,441
LEG Immobilien AG		1,453	207,109
Vonovia SE		13,665	936,776

			2,030,921

TOTAL GERMANY			2,221,910

		Shares/Units	Value
HONG KONG	1.2%
ELECTRIC	1.1%
Power Assets Holdings Ltd.(b)		4,369,500	$23,030,575

REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Hang Lung Properties Ltd.		108,000	275,245
New World Development Co., Ltd.		91,254	445,475
Sun Hung Kai Properties Ltd.		30,500	393,039

			1,113,759

RETAIL	0.0%
Link REIT		62,707	513,845

TOTAL REAL ESTATE			1,627,604

TOTAL HONG KONG			24,658,179

ITALY	3.3%
INFRASTRUCTURE—GAS—DISTRIBUTION	0.9%
Snam S.p.A.		3,830,042	19,697,017

TOLL ROADS	1.3%
Atlantia S.p.A.		1,744,401	27,319,508

UTILITIES—ELECTRIC UTILITIES	1.1%
Enel S.p.A.		2,698,607	23,412,863

TOTAL ITALY			70,429,388

JAPAN	2.6%
ELECTRIC	0.8%
Chubu Electric Power Co., Inc.(b)		1,379,800	16,783,138
Chugoku Electric Power Co., Inc./The		19,400	242,555

			17,025,693

GAS DISTRIBUTION	0.7%
Tokyo Gas Co., Ltd.(b)		647,700	14,780,829

RAILWAYS	0.9%
East Japan Railway Co.(b)		92,000	5,657,881
West Japan Railway Co.(b)		294,800	14,565,564

			20,223,445

REAL ESTATE	0.2%
DIVERSIFIED	0.1%
Activia Properties, Inc.		73	278,016

		Shares/Units	Value
Mitsubishi Estate Co., Ltd.		40,000	$605,904
Mitsui Fudosan Co., Ltd.		42,100	732,610
NIPPON REIT Investment Corp.		86	292,402
United Urban Investment Corp.		265	294,881

			2,203,813

INDUSTRIALS	0.1%
GLP J-REIT		208	320,130
Mitsui Fudosan Logistics Park, Inc.		32	152,918

			473,048

OFFICE	0.0%
Nippon Building Fund, Inc.		43	243,379

RESIDENTIAL	0.0%
Daiwa House REIT Investment Corp.		104	265,374

RETAIL	0.0%
Japan Retail Fund Investment Corp.		227	351,174

TOTAL REAL ESTATE			3,536,788

TOTAL JAPAN			55,566,755

MACAU	0.0%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)		36,000	139,544

MEXICO	1.7%
AIRPORTS	1.0%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		2,660,111	21,342,002

ELECTRIC	0.7%
Infraestructura Energetica Nova SAB de CV		4,804,786	14,450,321

TOTAL MEXICO			35,792,323

NETHERLANDS	1.1%
MARINE PORTS
Koninklijke Vopak NV		403,105	22,714,135

NEW ZEALAND	1.5%
AIRPORTS
Auckland International Airport Ltd.(b)		6,665,359	32,352,902

NORWAY	0.0%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		9,721	136,609

		Shares/Units	Value
SINGAPORE	0.1%
REAL ESTATE
DIVERSIFIED	0.1%
CapitaLand Commercial Trust		182,200	$220,926
City Developments Ltd.		42,900	241,504
Keppel DC REIT		113,400	242,385

			704,815

HEALTH CARE	0.0%
Parkway Life Real Estate Investment Trust		87,000	265,114

INDUSTRIALS	0.0%
Mapletree Industrial Trust		88,800	210,393

TOTAL SINGAPORE			1,180,322

SPAIN	3.9%
AIRPORTS	2.3%
Aena SME SA, 144A(a),(c)		354,268	49,324,182

COMMUNICATIONS	0.8%
Cellnex Telecom SA, 144A(c)		272,948	16,568,655

ELECTRIC	0.8%
Iberdrola SA		1,394,667	17,166,376

TOTAL SPAIN			83,059,213

SWEDEN	0.1%
COMMUNICATIONS	0.0%
Telia Co. AB		179,800	735,586

REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Castellum AB		15,757	357,909
Fastighets AB Balder, Class B(a)		8,016	406,125

			764,034

RETAIL	0.0%
Catena AB		4,642	205,544

TOTAL REAL ESTATE			969,578

TOTAL SWEDEN			1,705,164

THAILAND	2.0%
AIRPORTS
Airports of Thailand PCL		23,767,900	42,585,485

		Shares/Units	Value
UNITED KINGDOM	3.7%
ELECTRIC	2.7%
National Grid PLC		5,030,669	$57,782,977

INFRASTRUCTURE	0.9%
Pennon Group PLC		1,526,390	20,307,750

REAL ESTATE	0.1%
DIVERSIFIED	0.0%
LondonMetric Property PLC		50,187	143,543

HEALTH CARE	0.0%
Assura PLC		225,104	224,065

INDUSTRIALS	0.1%
Segro PLC		36,363	436,994

OFFICE	0.0%
Derwent London PLC		2,621	86,779
Workspace Group PLC		7,511	52,112

			138,891

RESIDENTIAL	0.0%
Grainger PLC		37,586	143,814
UNITE Group PLC		9,762	105,553

			249,367

SELF STORAGE	0.0%
Safestore Holdings PLC		20,166	202,529

SHOPPING CENTERS	0.0%
Land Securities Group PLC		15,107	101,706

TOTAL REAL ESTATE			1,497,095

TOTAL UNITED KINGDOM			79,587,822

UNITED STATES	68.5%
COMMUNICATIONS—TOWERS	12.1%
American Tower Corp.(b),(d)		414,894	100,292,327
Crown Castle International Corp.(b),(d)		783,267	130,413,955
SBA Communications Corp.(b),(d)		83,267	26,518,874

			257,225,156

CONSUMER DISCRETIONARY—HOTELS, RESTAURANTS & LEISURE	0.0%
Caesars Entertainment, Inc.(a)		2,616	146,653

		Shares/Units	Value
CONSUMER—CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.0%
Boyd Gaming Corp.		7,110	$218,206

DIVERSIFIED	0.4%
Macquarie Infrastructure Co. LLC(b),(d)		316,453	8,509,421

ELECTRIC	31.6%
Alliant Energy Corp.(b),(d)		1,054,083	54,443,387
CMS Energy Corp.(b),(d)		765,293	46,996,643
Dominion Energy, Inc.(b),(d)		441,706	34,863,855
DTE Energy Co.(b),(d)		328,852	37,831,134
Duke Energy Corp.(b),(d)		840,179	74,406,252
Edison International(b),(d)		294,584	14,976,651
Evergy, Inc.(b),(d)		879,385	44,690,346
FirstEnergy Corp.(b),(d)		2,007,850	57,645,373
NextEra Energy, Inc.(b),(d)		774,091	214,856,698
NorthWestern Corp.(b)		549,218	26,713,963
Portland General Electric Co.		275,772	9,789,906
Xcel Energy, Inc.(b),(d)		800,703	55,256,514

			672,470,722

ENERGY	0.4%
Magellan Midstream Partners LP(b),(d)		244,125	8,349,075

GAS DISTRIBUTION	1.4%
Atmos Energy Corp.(b),(d)		134,430	12,850,164
NiSource, Inc.(b),(d)		743,132	16,348,904

			29,199,068

INDUSTRIALS	0.2%
United Parcel Service, Inc. Class B(b)		27,024	4,503,009

INFRASTRUCTURE—ELECTRIC	7.6%
CenterPoint Energy, Inc.		1,821,518	35,246,373
Pinnacle West Capital Corp.(b)		483,454	36,041,496
PNM Resources, Inc.(b),(d)		958,397	39,610,548
Public Service Enterprise Group, Inc.(b),(d)		916,946	50,349,505

			161,247,922

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Verizon Communications, Inc.(b)		62,022	3,689,689

PIPELINES	4.4%
PIPELINES—C-CORP	3.2%
ONEOK, Inc.(b),(d)		684,831	17,791,909
Plains GP Holdings LP, Class A(b)		1,219,622	7,427,498
Williams Cos., Inc.(b),(d)		2,180,743	42,851,600

			68,071,007

		Shares/Units	Value
PIPELINES—MLP	1.2%
Enterprise Products Partners LP(b),(d)		632,713	$9,990,538
MPLX LP(b),(d)		514,959	8,105,455
Western Midstream Partners LP(b),(d)		840,056	6,720,448

			24,816,441

TOTAL PIPELINES			92,887,448

RAILWAYS	5.5%
Norfolk Southern Corp.(b),(d)		461,385	98,731,776
Union Pacific Corp.(b),(d)		97,542	19,203,094

			117,934,870

REAL ESTATE	1.8%
DATA CENTERS	1.2%
CyrusOne, Inc.		159,426	11,164,603
Digital Realty Trust, Inc.		2,907	426,631
Equinix, Inc.		17,160	13,043,831

			24,635,065

HEALTH CARE	0.1%
Healthcare Trust of America, Inc., Class A		9,990	259,740
Healthpeak Properties, Inc.		15,865	430,735
Medical Properties Trust, Inc.(b)		20,897	368,414
Ventas, Inc.		25,508	1,070,316
Welltower, Inc.		12,572	692,591

			2,821,796

HOTEL	0.0%
Hilton Worldwide Holdings, Inc.		2,804	239,237

INDUSTRIALS	0.1%
Americold Realty Trust		10,703	382,632
Duke Realty Corp.		14,105	520,475
Prologis, Inc.		18,974	1,909,164

			2,812,271

NET LEASE	0.1%
Agree Realty Corp.		6,649	423,142
VEREIT, Inc.		45,011	292,572
VICI Properties, Inc.		32,673	763,568

			1,479,282

		Shares/Units	Value
OFFICE	0.0%
Kilroy Realty Corp.		5,903	$306,720

RESIDENTIAL	0.1%
Essex Property Trust, Inc.		3,884	779,868
Invitation Homes, Inc.		21,807	610,378
Sun Communities, Inc.		3,031	426,189
UDR, Inc.		20,987	684,386

			2,500,821

SELF STORAGE	0.1%
Extra Space Storage, Inc.		4,404	471,184
Public Storage(b)		7,092	1,579,530

			2,050,714

SHOPPING CENTERS	0.1%
COMMUNITY CENTER	0.0%
Kimco Realty Corp.		27,137	305,563

REGIONAL MALL	0.1%
Simon Property Group, Inc.		17,367	1,123,297

			1,428,860

TIMBER	0.0%
Weyerhaeuser Co.		5,056	144,197

TOTAL REAL ESTATE			38,418,963

WATER	2.9%
American Water Works Co., Inc.(b),(d)		424,503	61,501,995

TOTAL UNITED STATES			1,456,302,197

TOTAL COMMON STOCK (Identified cost—$2,014,065,930)			2,475,492,581

PREFERRED SECURITIES—$25 PAR VALUE	6.7%
BERMUDA	0.1%
INSURANCE
PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		77,050	2,024,104

REINSURANCE	0.0%
RenaissanceRe Holdings Ltd., 5.75%, Series F (USD)(f)		7,000	190,120

TOTAL BERMUDA			2,214,224

		Shares/Units	Value
CANADA	0.1%
UTILITIES
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (USD)(e)		29,593	$831,563
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (USD)(e)		65,127	1,813,787

TOTAL CANADA			2,645,350

NETHERLANDS	0.2%
INSURANCE
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (USD)(b)		132,100	3,364,587

UNITED STATES	6.3%
BANKS	2.4%
Bank of America Corp., 6.00%, Series EE(b),(f)		100,000	2,588,000
Bank of America Corp., 6.00%, Series GG(f)		54,185	1,479,792
Bank of America Corp., 5.875%, Series HH(f)		82,800	2,262,096
Bank of America Corp., 5.375%, Series KK(f)		55,130	1,481,343
Bank of America Corp., 5.00%, Series LL(f)		101,143	2,653,992
Capital One Financial Corp., 6.00%, Series H(f)		37,407	966,971
Citigroup, Inc., 6.30%, Series S(b),(f)		97,743	2,504,176
Citizens Financial Group, Inc., 5.00%, Series E(f)		58,500	1,477,710
GMAC Capital Trust I, 6.065% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(b),(g)		216,141	5,397,041
Huntington Bancshares, Inc., 6.25%, Series D(b),(f)		73,122	1,848,524
JPMorgan Chase & Co., 6.10%, Series AA(b),(f)		121,901	3,087,752
JPMorgan Chase & Co., 5.75%, Series DD(f)		15,000	409,650
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(b),(e),(f)		58,930	1,617,629
Regions Financial Corp., 6.375% to 9/15/24, Series B(e),(f)		425	11,773
Regions Financial Corp., 5.70% to 5/15/29, Series C(b),(e),(f)		181,815	4,925,368
Wells Fargo & Co., 5.25%, Series P(b),(f)		110,900	2,814,642
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(e),(f)		129,292	3,369,350
Wells Fargo & Co., 6.00%, Series T(b),(f)		24,750	636,075
Wells Fargo & Co., 5.70%, Series W(b),(f)		143,039	3,663,229
Wells Fargo & Co., 5.625%, Series Y(b),(f)		99,275	2,609,940
Wells Fargo & Co., 4.75%, Series Z(b),(f)		206,575	5,193,295

			50,998,348

ELECTRIC	1.4%
CMS Energy Corp., 5.875%, due 3/1/79(b)		99,975	2,690,327
DTE Energy Co., 5.375%, due 6/1/76, Series B(b)		182,874	4,645,000

		Shares/Units	Value
Duke Energy Corp., 5.75%, Series A(b),(f)		181,350	$4,985,311
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b),(e)		174,388	4,795,670
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N(b)		115,742	3,174,803
Southern Co./The, 5.25%, due 12/1/77(b)		99,672	2,595,459
Southern Co./The, 4.95%, due 1/30/80, Series 2020(b)		230,000	6,062,800

			28,949,370

FINANCIAL	0.8%
DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 6.375%, Series A(f)		57,982	1,501,734
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64, Series US(b)		90,000	2,448,900
Synchrony Financial, 5.625%, Series A(f)		114,545	2,820,098

			6,770,732

INVESTMENT BANKER/BROKER	0.5%
Morgan Stanley, 6.875% to 1/15/24, Series F(b),(e),(f)		100,436	2,726,837
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(e),(f)		178,969	4,885,854
Morgan Stanley, 5.85% to 4/15/27, Series K(b),(e),(f)		110,200	3,015,072

TOTAL FINANCIAL			10,627,763

			17,398,495

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(b),(e),(f)		135,283	3,605,292
CHS, Inc., 6.75% to 9/30/24, Series 3(b),(e),(f)		137,935	3,620,794

			7,226,086

INSURANCE	0.6%
LIFE/HEALTH INSURANCE	0.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(b),(e),(f)		115,223	3,093,738
Equitable Holdings, Inc., 5.25%, Series A(f)		52,000	1,327,560
MetLife, Inc., 4.75%, Series F(f)		68,800	1,790,176
Voya Financial, Inc., 5.35% to 9/15/29, Series B(e),(f)		97,375	2,736,237

			8,947,711

MULTI-LINE	0.2%
Allstate Corp./The, 5.10%, Series H(b),(f)		146,650	3,927,287
American International Group, Inc., 5.85%, Series A(f)		1,077	29,305

			3,956,592

		Shares/Units	Value
REINSURANCE	0.0%
Arch Capital Group Ltd., 5.25%, Series E(f)		10,833	$274,183

TOTAL INSURANCE			13,178,486

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, Inc., 5.625%, due 8/1/67		50,000	1,349,000

PIPELINES	0.2%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(b),(e),(f)		142,225	2,403,603
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(e),(f)		89,991	1,546,945
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(e),(f)		25,586	445,452

			4,396,000

REAL ESTATE	0.1%
DIVERSIFIED	0.0%
VEREIT, Inc., 6.70%, Series F(b),(f)		40,704	1,031,032

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45%, Series F(b),(f)		80,000	2,068,800

TOTAL REAL ESTATE			3,099,832

UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(e),(f)		92,315	2,546,971
South Jersey Industries, Inc., 5.625%, due 9/16/79		95,800	2,481,220
Spire, Inc., 5.90%, Series A(b),(f)		101,071	2,757,217

			7,785,408

TOTAL UNITED STATES			134,381,025

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$137,934,921)			142,605,186

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	15.6%
AUSTRALIA	0.4%
INSURANCE-PROPERTY CASUALTY
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(e),(h)		$5,155,000	5,758,109
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (USD)(e),(h)		1,800,000	1,975,597

TOTAL AUSTRALIA			7,733,706

		Principal Amount	Value
CANADA	1.7%
PIPELINES	1.3%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (USD)(b),(e)		$3,289,000	$3,344,074
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (USD)(b),(e)		4,155,000	4,187,610
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (USD)(e)		7,080,000	7,345,200
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (USD)(b),(e)		5,008,000	5,242,466
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (USD)(b),(e)		5,765,000	6,145,827

			26,265,177

UTILITIES	0.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (USD)(b),(e)		8,000,000	8,893,960

TOTAL CANADA			35,159,137

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A (USD)(b),(c),(e),(f),(i)		1,400,000	1,580,831

FRANCE	1.6%
BANKS	1.5%
BNP Paribas SA, 6.625% to 3/25/24, 144A (USD)(b),(c),(e),(f),(i)		3,660,000	3,888,750
BNP Paribas SA, 7.00% to 8/16/28, 144A (USD)(b),(c),(e),(f),(i)		1,000,000	1,154,565
BNP Paribas SA, 7.195% to 6/25/37, 144A (USD)(b),(c),(e),(f)		2,900,000	3,148,813
BNP Paribas SA, 7.375% to 8/19/25, 144A (USD)(b),(c),(e),(f),(i)		3,600,000	4,012,002
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(b),(c),(e),(f),(g),(i)		2,400,000	2,443,500
Credit Agricole SA, 6.875% to 9/23/24, 144A (USD)(b),(c),(e),(f),(i)		2,600,000	2,801,695
Credit Agricole SA, 7.875% to 1/23/24, 144A (USD)(b),(c),(e),(f),(i)		400,000	443,252
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(b),(c),(e),(f),(i)		3,550,000	4,184,712
Societe Generale SA, 6.75% to 4/6/28, 144A (USD)(b),(c),(e),(f),(i)		3,400,000	3,560,021
Societe Generale SA, 7.375% to 9/13/21, 144A (USD)(b),(c),(e),(f),(i)		3,600,000	3,697,992
Societe Generale SA, 8.00% to 9/29/25, 144A (USD)(b),(c),(e),(f),(i)		1,800,000	2,010,084

			31,345,386

INSURANCE—MULTI-LINE	0.1%
AXA SA, 6.379% to 12/14/36, 144A (USD)(b),(c),(e),(f)		1,600,000	2,174,184

TOTAL FRANCE			33,519,570

		Principal Amount	Value
HONG KONG	0.1%
BANKS
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (USD)(b),(c),(e),(f)		$2,200,000	$2,359,657

ITALY	0.1%
BANKS
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (USD)(b),(c),(e),(f),(i)		2,900,000	3,046,250

JAPAN	0.5%
INSURANCE
LIFE/HEALTH INSURANCE	0.4%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (USD)(b),(c),(e),(f)		2,000,000	2,218,890
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (USD)(b),(c),(e)		5,000,000	5,565,346

			7,784,236

PROPERTY CASUALTY	0.1%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (USD)(b),(c),(e),(f)		2,400,000	2,875,956

TOTAL JAPAN			10,660,192

NETHERLANDS	0.2%
BANKS
ING Groep N.V., 5.75% to 11/16/26 (USD)(b),(e),(f),(i)		1,800,000	1,871,253
ING Groep N.V., 6.875% to 4/16/22 (USD)(e),(f),(h),(i)		3,000,000	3,133,125

TOTAL NETHERLANDS			5,004,378

NORWAY	0.1%
BANKS
DNB Bank ASA, 6.50% to 3/26/22 (USD)(e),(f),(h),(i)		3,000,000	3,119,811

SPAIN	0.2%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (USD)(b),(e),(f),(i)		3,800,000	3,800,571

SWITZERLAND	1.2%
BANKS	1.1%
Credit Suisse Group AG, 7.125% to 7/29/22 (USD)(e),(f),(h),(i)		2,600,000	2,708,524
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (USD)(c),(e),(f),(i)		1,600,000	1,607,200
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (USD)(b),(c),(e),(f),(i)		3,000,000	3,208,755

		Principal Amount	Value
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (USD)(b),(c),(e),(f),(i)		$1,400,000	$1,518,223
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (USD)(b),(c),(e),(f),(i)		400,000	437,750
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(b),(c),(e),(f),(i)		4,800,000	5,077,488
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (USD)(b),(c),(e),(f),(i)		4,600,000	4,913,697
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (USD)(e),(f),(h),(i)		3,200,000	3,526,000
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (USD)(e),(f),(h),(i)		800,000	823,000

			23,820,637

INSURANCE—PROPERTY CASUALTY	0.1%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (USD)(b),(c),(e)		2,000,000	2,286,302

TOTAL SWITZERLAND			26,106,939

UNITED KINGDOM	2.5%
BANKS	2.2%
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(h),(i)		3,800,000	3,922,318
Barclays PLC, 8.00% to 6/15/24 (USD)(b),(d),(e),(f),(i)		2,200,000	2,344,129
HBOS Capital Funding LP, 6.85% (USD)(f),(h)		2,400,000	2,447,100
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (USD)(b),(c),(e),(f)		8,950,000	15,043,294
HSBC Holdings PLC, 6.375% to 3/30/25 (USD)(b),(e),(f),(i)		1,600,000	1,675,348
HSBC Holdings PLC, 6.50% to 3/23/28 (USD)(b),(e),(f),(i)		2,800,000	2,975,518
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(b),(e),(f),(i)		3,400,000	3,468,451
Lloyds Banking Group PLC, 7.50% to 6/27/24 (USD)(b),(e),(f),(i)		3,534,000	3,714,128
Lloyds Banking Group PLC, 7.50% to 9/27/25 (USD)(b),(e),(f),(i)		1,800,000	1,917,800
Nationwide Building Society, 10.25%, due 12/6/99(f),(h)		435,000	917,728
Natwest Group PLC, 8.00% to 8/10/25 (USD)(b),(e),(f),(i)		3,600,000	4,003,992
Natwest Group PLC, 8.625% to 8/15/21 (USD)(b),(e),(f),(i)		3,200,000	3,287,104
Standard Chartered PLC, 7.75% to 4/2/23, 144A (USD)(c),(e),(f),(i)		600,000	638,544

			46,355,454

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (USD)(b),(e)		2,850,000	3,386,472

OIL & GAS	0.2%
BP Capital Markets PLC, 4.875% to 3/22/30 (USD)(b),(e),(f)		3,550,000	3,807,375

TOTAL UNITED KINGDOM			53,549,301

		Principal Amount		Value
UNITED STATES	6.9%
BANKS	4.0%
AgriBank FCB, 6.875% to 1/1/24(b),(e),(f)		$37,000	†	$3,977,500
Bank of America Corp., 6.10% to 3/17/25, Series AA(b),(e),(f)		2,186,000		2,381,221
Bank of America Corp., 5.875% to 3/15/28, Series FF(b),(e),(f)		4,682,000		5,058,773
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(e),(f)		4,700,000		5,045,045
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(e),(f)		3,806,000		4,231,890
Citigroup, Inc., 5.90% to 2/15/23(b),(e),(f)		5,675,000		5,813,754
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(e),(f)		6,000,000		6,297,207
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(e),(f)		4,850,000		5,390,945
Citigroup, Inc., 5.00% to 9/12/24, Series U(b),(e),(f)		4,079,000		4,066,821
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b),(e),(f)		2,000,000		2,090,740
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(b),(e),(f)		1,200,000		1,193,334
CoBank ACB, 6.25% to 10/1/22, Series F(b),(e),(f)		52,500	†	5,486,250
CoBank ACB, 6.25% to 10/1/26, Series I(b),(e),(f)		2,866,000		3,037,960
Comerica, Inc., 5.625% to 7/1/25(e),(f)		1,997,000		2,101,842
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(e),(f)		35,300	†	3,741,800
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(b),(e),(f)		1,645,000		1,746,536
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(e),(f)		1,690,000		1,784,497
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(e),(f)		1,500,000		1,653,750
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(e),(f)		1,500,000		1,488,750
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(e),(f)		2,790,000		3,026,221
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b),(e),(f)		500,000		526,102
Truist Financial Corp., 5.125% to 12/15/27, Series M(e),(f)		500,000		505,307
Truist Financial Corp., 4.80% to 9/1/24, Series N(b),(e),(f)		1,810,000		1,818,393
Truist Financial Corp., 5.10% to 3/1/30, Series Q(e),(f)		4,210,000		4,561,324
Wells Fargo & Co., 5.95%, due 12/1/86(b)		2,830,000		3,708,974
Wells Fargo & Co., 7.50%, Series L(f)		1,596	†	2,141,912
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b),(e),(f)		1,891,000		2,038,203

				84,915,051

ELECTRIC	0.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(b),(e),(f)		1,960,000		1,993,244
Duke Energy Corp., 4.875% to 9/16/24(b),(e),(f)		3,580,000		3,791,713

				5,784,957

		Principal Amount		Value
FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(e),(f)		$3,736,000		$4,057,483
Morgan Stanley, 4.085% to 1/15/21, Series J (FRN)(b),(f),(g)		1,809,000		1,778,447

				5,835,930

FOOD	0.3%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(f),(j)		60,000	†	5,400,000

INFRASTRUCTURE	0.3%
ELECTRIC	0.1%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b),(e)		2,300,000		2,441,756

GAS—DISTRIBUTION	0.2%
Sempra Energy, 4.875% to 10/15/25(e),(f)		3,780,000		3,893,400

TOTAL INFRASTRUCTURE				6,335,156

INSURANCE	1.5%
LIFE/HEALTH INSURANCE	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(b),(c)		4,500,000		6,206,242
MetLife, Inc., 9.25%, due 4/8/38, 144A(b),(c)		6,500,000		9,836,417
MetLife, Inc., 3.825% (3 Month US LIBOR + 3.575%), Series C (FRN)(f),(g)		3,200,000		3,142,000
MetLife, Inc., 5.875% to 3/15/28, Series D(b),(e),(f)		2,530,000		2,762,764
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b),(e)		500,000		514,623
Voya Financial, Inc., 6.125% to 9/15/23, Series A(b),(e),(f)		1,310,000		1,343,660

				23,805,706

MULTI-LINE	0.1%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(b),(e)		925,000		1,324,300

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b),(e)		3,200,000		3,453,047
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(b),(c)		1,680,000		2,043,886

				5,496,933

		Principal Amount	Value
REINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b),(e)		$1,760,000	$1,760,477

TOTAL INSURANCE			32,387,416

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(b),(e),(f)		2,247,000	1,777,939

UTILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b),(e)		2,870,000	3,262,896

TOTAL UNITED STATES			145,699,345

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$303,901,054)			331,339,688

		Shares
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(k)		15,649,951	15,649,951

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,649,951)			15,649,951

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,471,551,856)	139.4%		2,965,087,406
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.4)		(837,446,019)

NET ASSETS (Equivalent to $22.75 per share based on 93,522,809 shares of common stock outstanding)	100.0%		$2,127,641,387

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable(l)	Fixed Payment Frequency	Floating Rate Recivable(l) (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 212,500,000	1.240%	Monthly	1 Month LIBOR	Monthly	2/3/26	$(10,432,194)	$(93,584)	$(10,525,778)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $1,758,729,559 in aggregate has been pledged as collateral.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $210,497,828 which represents 9.9% of the net assets of the Fund, of which 0.3% are illiquid.

(d)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $789,537,298 in aggregate has been rehypothecated.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)	Variable rate. Rate shown is in effect at September 30, 2020.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $28,331,313 which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $96,516,383 which represents 4.5% of the net assets of the Fund. (3.2% of the managed assets of the Fund).

(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven-day yield.
(l)	Represents a forward-starting interest rate swap contract with interest receipts and payments commencing on December 28, 2020 (effective date).

Sector Summary	% of Managed Assets
Electric	30.3
Infrastructure	10.2
Communications	9.2
Banks	8.6
Pipelines	8.5
Toll Roads	7.8
Railways	5.1
Airports	4.9
Water	2.5
Gas Distribution	2.3
Insurance	2.2
Real Estate	1.9
Utilities	1.5
Financial	0.8
Marine Ports	0.8
Information Technology	0.6
Other	2.8

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$171,243,901	$—	$171,243,901	$—
Austria	187,394	—	187,394	—
Belgium	9,378,441	—	9,378,441	—
China	74,781,685	149,258	74,632,427	—
France	45,163,299	—	45,163,299	—
Germany	2,221,910	190,989	2,030,921	—
Hong Kong	24,658,179	—	24,658,179	—
Italy	70,429,388	—	70,429,388	—
Japan	55,566,755	—	55,566,755	—
Macau	139,544	—	139,544	—
New Zealand	32,352,902	—	32,352,902	—
Norway	136,609	—	136,609	—
Singapore	1,180,322	—	1,180,322	—
Spain	83,059,213	—	83,059,213	—
Sweden	1,705,164	—	1,705,164	—

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Thailand	42,585,485	—	42,585,485	—
United Kingdom	79,587,822	—	79,587,822	—
Other Countries	1,781,114,568	1,781,114,568	—	—
Preferred Securities—$25 Par Value:
United States	134,381,025	129,585,355	4,795,670	—
Other Countries	8,224,161	8,224,161	—	—
Preferred Securities—Capital Securities:
United States	145,699,345	2,141,912	138,157,433	5,400,000
Other Countries	185,640,343	—	185,640,343	—
Short-Term Investments	15,649,951	—	15,649,951	—

Total Investments in Securities(a)	$2,965,087,406	$1,921,406,243	$1,038,281,163	$5,400,000	(b)

Interest Rate Swaps	$(10,525,778)	$—	$(10,525,778)	$—

Total Derivative Liabilities(a)	$(10,525,778)	$—	$(10,525,778)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments in Securities
Balance as of December 31, 2019	$18,093,624
Transfer out of Level 3(a)	(3,940,770)
Change in unrealized appreciation (depreciation)	(8,752,854)

Balance as of September 30, 2020	$5,400,000

(a)

As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of this investment. As of September 30, 2020, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $(3,051,316).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2020, the Fund did not have any option contracts outstanding.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Payments received from or paid to the counterparty, including at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2020:

Written Option Contracts
Average Notional Amount(a),(b)	$33,114,314

(a)	Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents six months for written options.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.